Interest Revenue and Expenses	12 Months Ended
Dec. 31, 2017
Interest Revenue and Expenses
Interest Revenue and Expenses

29.   Interest Revenue and Expenses:

(a)   As of each year end, interest revenue is detailed as follows:

	2015	2016	2017
	MCh$	MCh$	MCh$
Commercial loans	852,202	856,172	786,794
Consumer loans	573,306	613,962	614,393
Residential mortgage loans	469,633	447,582	401,862
Financial investments	62,860	30,725	35,403
Repurchase agreements	9,389	9,053	7,337
Loans and advances to banks	28,267	32,280	15,024
Gain (loss) from accounting hedges	(90,620)	(76,378)	20,722
Other interest revenue	3,420	3,596	5,165

Total	1,908,457	1,916,992	1,886,700

During the year ended December 31, 2017, interest recorded in income from impaired loans amounted to Ch$6,426 million (Ch$5,629 million as of December 31, 2016).

(b)   As of each year end, interest expenses are detailed as follows:

	2015	2016	2017
	MCh$	MCh$	MCh$
Savings accounts and time deposits	341,955	376,541	297,277
Debt issued	329,111	309,589	268,203
Other financial obligations	2,249	1,916	1,640
Repurchase agreements	7,216	6,223	5,193
Borrowings from financial institutions	10,171	13,504	19,255
(Gain) loss from accounting hedges	(20,256)	(24,190)	54,834
Demand deposits	8,658	6,241	5,350
Other interest expenses	1,065	435	253

Total	680,169	690,259	652,005

(c)   As of each year end, loss from accounting hedge is the following:

	2015	2016	2017
	MCh$	MCh$	MCh$
Cash Flow hedge	(64,821)	(45,559)	(29,477)
Fair value hedge	(5,543)	(6,629)	(4,635)

Total	(70,364)	(52,188)	(34,112)